Consolidated Statements of Changes in Shareholders' Equity (USD $)	General Partners Capital Units General Units Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units General Units	General Partners Capital Units Accumulated Earnings Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units Accumulated Earnings	General Partners Capital Units Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units	Limited Partners Capital Units Accumulated Earnings Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units Accumulated Earnings	Limited Partners Capital Units Limited Units Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units Limited Units	Limited Partners Capital Units Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units	Greenhaven Continuous Commodity Index Master Fund	Total
Balance at Dec. 31, 2009	$ 1,500	$ 1,500	$ (189)	$ (189)	$ 1,311	$ 1,311	$ 18,932,116	$ 18,932,116	$ 210,500,911	$ 210,500,911	$ 229,433,027	$ 229,433,027	$ 229,434,338	$ 229,434,338
Balance (in units) at Dec. 31, 2009	50	50							8,750,000	8,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Creation of Limited Units									262,051,675	262,051,675	262,051,675	262,051,675	262,051,675	262,051,675
Creation of Limited Units (in units)									9,200,000	9,200,000
Redemption of Limited Units									(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)
Redemption of Limited Units (in units)									(1,700,000)	(1,700,000)
Net gain (loss):
Net investment loss			(15)	(15)	(15)	(15)	(2,934,660)	(2,934,660)			(2,934,660)	(2,934,660)	(2,934,675)	(2,934,675)
Net realized gain (loss) on Investments and Futures Contracts			165	165	165	165	43,284,916	43,284,916			43,284,916	43,284,916	43,285,081	43,285,081
Net change in unrealized gain (loss) on Investments and Futures Contracts			183	183	183	183	46,277,344	46,277,344			46,277,344	46,277,344	46,277,527	46,277,527
Net Gain (Loss)			333	333	333	333	86,627,600	86,627,600			86,627,600	86,627,600	86,627,933	86,627,933
Balance at Dec. 31, 2010	1,500	1,500	144	144	1,644	1,644	105,559,716	105,559,716	428,801,695	428,801,695	534,361,411	534,361,411	534,363,055	534,363,055
Balance (in units) at Dec. 31, 2010	50	50							16,250,000	16,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Collection of Subscription receivable
Collection of Subscription receivable (in units)
Creation of Limited Units									383,075,174	383,075,174	383,075,174	383,075,174	383,075,174	383,075,174
Creation of Limited Units (in units)									11,200,000	11,200,000
Redemption of Limited Units									(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)
Redemption of Limited Units (in units)									(8,050,000)	(8,050,000)
Net gain (loss):
Net investment loss			(17)	(17)	(17)	(17)	(6,859,979)	(6,859,979)			(6,859,979)	(6,859,979)	(6,859,996)	(6,859,996)
Net realized gain (loss) on Investments and Futures Contracts			88	88	88	88	36,755,746	36,755,746			36,755,746	36,755,746	36,755,834	36,755,834
Net change in unrealized gain (loss) on Investments and Futures Contracts			(217)	(217)	(217)	(217)	(103,661,546)	(103,661,546)			(103,661,546)	(103,661,546)	(103,661,763)	(103,661,763)
Net Gain (Loss)			(146)	(146)	(146)	(146)	(73,765,779)	(73,765,779)			(73,765,779)	(73,765,779)	(73,765,925)	(73,765,925)
Balance at Dec. 31, 2011	1,500	1,500	(2)	(2)	1,498	1,498	31,793,937	31,793,937	549,362,581	549,362,581	581,156,518	581,156,518	581,158,016	581,158,016
Balance (in units) at Dec. 31, 2011	50	50							19,400,000	19,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Creation of Limited Units									101,149,075	101,149,075	101,149,075	101,149,075	101,149,075	101,149,075
Creation of Limited Units (in units)									3,250,000	3,250,000
Redemption of Limited Units									(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)
Redemption of Limited Units (in units)									(6,200,000)	(6,200,000)
Net gain (loss):
Net investment loss			(13)	(13)	(13)	(13)	(4,684,135)	(4,684,135)			(4,684,135)	(4,684,135)	(4,684,148)	(4,684,148)
Net realized gain (loss) on Investments and Futures Contracts			(135)	(135)	(135)	(135)	(55,221,320)	(55,221,320)			(55,221,320)	(55,221,320)	(55,221,455)	(55,221,455)
Net change in unrealized gain (loss) on Investments and Futures Contracts			93	93	93	93	32,503,218	32,503,218			32,503,218	32,503,218	32,503,311	32,503,311
Net Gain (Loss)			(55)	(55)	(55)	(55)	(27,402,237)	(27,402,237)			(27,402,237)	(27,402,237)	(27,402,292)	(27,402,292)
Balance at Dec. 31, 2012	$ 1,500	$ 1,500	$ (57)	$ (57)	$ 1,443	$ 1,443	$ 4,391,700	$ 4,391,700	$ 470,214,957	$ 470,214,957	$ 474,606,657	$ 474,606,657	$ 474,608,100	$ 474,608,100
Balance (in units) at Dec. 31, 2012	50	50							16,450,000	16,450,000